Document and Entity Information	0 Months Ended
Jul. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2013
Registrant Name	MFS SERIES TRUST X
Central Index Key	0000783740
Amendment Flag	false
Document Creation Date	Nov. 26, 2013
Document Effective Date	Nov. 28, 2013
Prospectus Date	Nov. 28, 2013
MFS® Emerging Markets Debt Fund | A
Risk/Return:
Trading Symbol	MEDAX
MFS® Emerging Markets Debt Fund | B
Risk/Return:
Trading Symbol	MEDBX
MFS® Emerging Markets Debt Fund | C
Risk/Return:
Trading Symbol	MEDCX
MFS® Emerging Markets Debt Fund | I
Risk/Return:
Trading Symbol	MEDIX
MFS® Emerging Markets Debt Fund | R5
Risk/Return:
Trading Symbol	MEDHX
MFS® Emerging Markets Debt Fund | R1
Risk/Return:
Trading Symbol	MEDDX
MFS® Emerging Markets Debt Fund | R2
Risk/Return:
Trading Symbol	MEDEX
MFS® Emerging Markets Debt Fund | R3
Risk/Return:
Trading Symbol	MEDFX
MFS® Emerging Markets Debt Fund | R4
Risk/Return:
Trading Symbol	MEDGX
MFS® Emerging Markets Debt Local Currency Fund | A
Risk/Return:
Trading Symbol	EMLAX
MFS® Emerging Markets Debt Local Currency Fund | B
Risk/Return:
Trading Symbol	EMLBX
MFS® Emerging Markets Debt Local Currency Fund | C
Risk/Return:
Trading Symbol	EMLCX
MFS® Emerging Markets Debt Local Currency Fund | I
Risk/Return:
Trading Symbol	EMLIX
MFS® Emerging Markets Debt Local Currency Fund | R1
Risk/Return:
Trading Symbol	EMLJX
MFS® Emerging Markets Debt Local Currency Fund | R2
Risk/Return:
Trading Symbol	EMLKX
MFS® Emerging Markets Debt Local Currency Fund | R3
Risk/Return:
Trading Symbol	EMLLX
MFS® Emerging Markets Debt Local Currency Fund | R4
Risk/Return:
Trading Symbol	EMLMX
MFS® Emerging Markets Debt Local Currency Fund | R5
Risk/Return:
Trading Symbol	EMLNX